UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Laurentian Management, L.L.C.

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 28-[               ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amrita Ajoomal
Title:    Secretary
Phone:    (212) 774-6035


Signature, Place and Date of Signing:

   Amrita Ajoomal               New York, New York            February 1, 2003
-----------------------     --------------------------       -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:  $552,027
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                      LAURENTIAN CAPITAL LLC
                                                           SEC Form 13-F
                                                             12/31/02


                                                  Item #4
                                                  Market                          Item #6                           Item #8
Item #1                        Item #2 Item #3    Value        Item #5       Investment Descrestion  Item #7     Voting Authority
Name of Issuer                 Title   CUSIP      (x$1,000) Quantity Sh/Prn  Sole    Shared  Other   Managers  Sole    Shared  Other
--------------                 -----    -----     -------   -------- ------  ----    ------  -----  -------     ----   ------  -----

ALLIED CAPITAL CORP            common  01903Q108   1092       50000   sh       50000  n/a    n/a     n/a         50000  n/a   n/a
AMDOCS LTD                     common  G02602103  12431     1265900   sh     1265900  n/a    n/a     n/a       1265900  n/a   n/a
AMERICAN GREETINGS CORP-CL A   common  026375105  18804     1190100   sh     1190100  n/a    n/a     n/a       1190100  n/a   n/a
AMN HEALTHCARE SERVICES INC    common  001744101  19988     1182000   sh     1182000  n/a    n/a     n/a       1182000  n/a   n/a
BLACK & DECKER CORP            common  091797100   8642      201500   sh      201500  n/a    n/a     n/a        201500  n/a   n/a
THE BUCKLE INC                 common  118440106   1438       79900   sh       79900  n/a    n/a     n/a         79900  n/a   n/a
BUSINESS OBJECTS SA-SP ADR     common  12328X107   1350       90000   sh       90000  n/a    n/a     n/a         90000  n/a   n/a
CARMAX INC                     common  143130102  48505     2712800   sh     2712800  n/a    n/a     n/a       2712800  n/a   n/a
CEC ENTERTAINMENT INC          common  125137109  36840     1200000   sh     1200000  n/a    n/a     n/a       1200000  n/a   n/a
CHAMPPS ENTERTAINMENT INC      common  158787101    266       28000   sh       28000  n/a    n/a     n/a         28000  n/a   n/a
FOOT LOCKER INC                common  344849104   6105      581400   sh      581400  n/a    n/a     n/a        581400  n/a   n/a
HCA INC                        common  404119109  28220      680000   sh      680000  n/a    n/a     n/a        680000  n/a   n/a
HOLLYWOOD ENTERTAINMENT CORP   common  436141105  20095     1330800   sh     1330800  n/a    n/a     n/a       1330800  n/a   n/a
HOT TOPIC INC                  common  441339108   4347      190000   sh      190000  n/a    n/a     n/a        190000  n/a   n/a
J.C. PENNEY CO INC (HLDG CO)   common  708160106  13346      580000   sh      580000  n/a    n/a     n/a        580000  n/a   n/a
KIMBERLY-CLARK CORP            common  494368103  38527      811600   sh      811600  n/a    n/a     n/a        811600  n/a   n/a
LOWE'S COS INC                 common  548661107  45525     1214000   sh     1214000  n/a    n/a     n/a       1214000  n/a   n/a
MCDATA CORPORATION -CL B       common  580031102   2441      347200   sh      347200  n/a    n/a     n/a        347200  n/a   n/a
MCDATA CORPORATION-A           common  580031201    355       50000   sh       50000  n/a    n/a     n/a         50000  n/a   n/a
MICHAELS STORES INC            common  594087108  18624      595000   sh      595000  n/a    n/a     n/a        595000  n/a   n/a
MOTHERS WORK INC               common  619903107   6243      177200   sh      177200  n/a    n/a     n/a        177200  n/a   n/a
NASDAQ-100 INDEX TRCKNG STCK   common  631100104  21933      900000   sh      900000  n/a    n/a     n/a        900000  n/a   n/a
PETSMART INC                   common  716768106  48312     2820300   sh     2820300  n/a    n/a     n/a       2820300  n/a   n/a
PRICE COMMUNICATIONS CORP      common  741437305   4841      350000   sh      350000  n/a    n/a     n/a        350000  n/a   n/a
RJ REYNOLDS TOBACCO HOLDINGS   common  76182K105  29902      710100   sh      710100  n/a    n/a     n/a        710100  n/a   n/a
REGAL ENTERTAINMENT GROUP-A    common  758766109  22384     1045000   sh     1045000  n/a    n/a     n/a       1045000  n/a   n/a
RENT-A-CENTER INC              common  76009N100  18811      376600   sh      376600  n/a    n/a     n/a        376600  n/a   n/a
SPDR TRUST SERIES 1            common  78462F103   4412       50000   sh       50000  n/a    n/a     n/a         50000  n/a   n/a
SENSIENT TECHNOLOGIES CORP     common  81725T100   4152      184800   sh      184800  n/a    n/a     n/a        184800  n/a   n/a
THE SPORTS AUTHORITY INC       common  849176102   4409      629800   sh      629800  n/a    n/a     n/a        629800  n/a   n/a
STAPLES INC                    common  855030102  18300     1000000   sh     1000000  n/a    n/a     n/a       1000000  n/a   n/a
TALBOTS INC                    common  874161102   8810      320000   sh      320000  n/a    n/a     n/a        320000  n/a   n/a
WILLIAMS-SONOMA INC            common  969904101  32580     1200000   sh     1200000  n/a    n/a     n/a       1200000  n/a   n/a





03338.0003 #380510